Short-term investments (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Short-term investments [Line Items]
Current investments	$ 271,455	$ 3,352,062
Corporate bonds One [Member]
Disclosure of Short-term investments [Line Items]
Current investments	$ 4,032,685
Short term investment term	June 18, 2018 to November 4, 2019
Corporate bonds One [Member] | Top of range [member]
Disclosure of Short-term investments [Line Items]
Investments From Interest Rate	4.93%
Corporate bonds One [Member] | Bottom of range [member]
Disclosure of Short-term investments [Line Items]
Investments From Interest Rate	3.22%
Term Deposits One [Member]
Disclosure of Short-term investments [Line Items]
Current investments	$ 3,498,917
Short term investment term	April 30, 2018
Term Deposits One [Member] | Top of range [member]
Disclosure of Short-term investments [Line Items]
Investments From Interest Rate	2.14%
Term Deposits One [Member] | Bottom of range [member]
Disclosure of Short-term investments [Line Items]
Investments From Interest Rate	1.80%
Term Deposits Two [Member]
Disclosure of Short-term investments [Line Items]
Current investments	$ 15,441,479
Short term investment term	6 to 12 months
Term Deposits Two [Member] | Top of range [member]
Disclosure of Short-term investments [Line Items]
Investments From Interest Rate	2.15%
Term Deposits Two [Member] | Bottom of range [member]
Disclosure of Short-term investments [Line Items]
Investments From Interest Rate	1.60%
Term Deposits Three [Member]
Disclosure of Short-term investments [Line Items]
Current investments	$ 2,365,000
Short term investment term	October 10, 2018
Investments From Interest Rate	2.05%